Related parties (Compensation for key management personnel) (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of transactions between related parties [line items]
Short-term employee benefits	$ 39,224,000	$ 30,733,000
Share-based compensation	27,373,000	41,694,000
Post-employment benefits	12,128,000	6,730,000
Termination benefits	1,389,000	541,000
Total	80,114,000	79,698,000
Saskatchewan [Member]
Disclosure of transactions between related parties [line items]
Paid to Suppliers	87,708,000	27,373,000
Accounts payable	$ 1,156,000	$ 1,817,000